GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.2 - Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	Original Payment	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: XXXX Audit Value Pulled From Note
XXXX	Property City	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note